Annual Fund Operating Expenses - Artisan Sustainable Emerging Markets Fund	Feb. 01, 2021
Investor
Operating Expenses:
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	0.38%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.35%
Institutional
Operating Expenses:
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	1.29%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and Expense Reimbursement	1.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.20%

[1]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.35% of the average daily net assets of Investor Shares and 1.20% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2022.